Retirement Benefit Plans - Amounts Included in Consolidated Balance Sheets from Obligation in Respect of Defined Benefit Plans (Detail) $ in Millions, $ in Millions	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Disclosure of defined benefit plans [abstract]
Present value of funded defined benefit obligations	$ 30,313		$ 33,599
Fair value of plan assets	(34,178)		(36,580)
Funded status - surplus	(3,865)		(2,981)
Net defined benefit liabilities	2,098	$ 69	2,285
Net defined benefit assets	(5,963)	$ (195)	(5,266)
Defined benefit obligation	$ (3,865)		$ (2,981)	$ (1,103)	$ 42